Schedule of Investments ─ IQ 500 International ETF
July 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 98.1%
Australia — 5.0%
AGL Energy Ltd.	26,713	$219,427
Ampol Ltd.	11,423	252,859
ANZ Group Holdings Ltd.	11,208	194,477
Aristocrat Leisure Ltd.	5,687	150,720
BHP Group Ltd.	37,954	1,176,720
BlueScope Steel Ltd.	12,842	188,994
Coles Group Ltd.	28,554	349,996
Commonwealth Bank of Australia	3,006	214,125
Downer EDI Ltd.	72,367	214,076
EBOS Group Ltd.	5,028	120,630
Flutter Entertainment PLC*	1,378	274,994
Fortescue Metals Group Ltd.	18,590	271,583
Glencore PLC	340,481	2,074,533
GrainCorp Ltd., Class A	31,491	171,671
Metcash Ltd.	67,947	164,830
National Australia Bank Ltd.	8,466	162,131
Origin Energy Ltd.	27,028	154,263
Qantas Airways Ltd.*	42,028	184,933
Ramsay Health Care Ltd.	6,106	242,387
Rio Tinto PLC	15,927	1,055,365
Sonic Healthcare Ltd.	9,610	227,621
South32 Ltd.	52,733	137,872
Telstra Group Ltd.	84,124	241,486
Viva Energy Group Ltd.	85,311	181,083
Wesfarmers Ltd.	11,731	392,480
Westpac Banking Corp.	11,081	166,811
Woodside Energy Group Ltd.	7,971	204,054
Woolworths Group Ltd.	20,534	534,379
Worley Ltd.	16,958	198,375

Total Australia		10,122,875

Austria — 0.6%
Mondi PLC	9,994	175,587
OMV AG	12,858	581,239
Verbund AG	1,801	149,622
voestalpine AG	7,669	254,509

Total Austria		1,160,957

Belgium — 0.9%
Anheuser-Busch InBev SA	14,952	858,060
Etablissements Franz Colruyt NV	5,201	198,237
KBC Group NV	2,201	165,987
Solvay SA	2,139	257,296
Umicore SA(a)	10,640	315,801

Total Belgium		1,795,381

Canada — 7.2%
Air Canada*	15,079	278,382
Alimentation Couche-Tard, Inc.	18,454	935,984
AltaGas Ltd.	8,885	175,709
Bank of Montreal(a)	3,058	284,693
Bank of Nova Scotia (The)	5,719	288,503
Barrick Gold Corp.	10,082	174,487
BCE, Inc.	7,096	307,075
Brookfield Corp.	18,591	650,138
Canadian Imperial Bank of Commerce(a)	5,111	225,525
Canadian National Railway Co.	2,145	260,480
Canadian Natural Resources Ltd.	5,397	328,802
Canadian Pacific Kansas City Ltd.	1,942	160,081
Canadian Tire Corp., Ltd., Class A	1,463	201,302
CCL Industries, Inc., Class B	2,857	137,223
Cenovus Energy, Inc.	25,695	489,596
CGI, Inc.*	2,555	260,110
	Shares	Value
Common Stocks (continued)
Canada (continued)
Empire Co., Ltd., Class A	10,418	$283,433
Enbridge, Inc.	26,156	963,375
George Weston Ltd.	4,533	522,952
Gibson Energy, Inc.	9,070	147,945
Great-West Lifeco, Inc.	12,210	368,921
Imperial Oil Ltd.	7,525	406,136
Intact Financial Corp.	998	147,708
Keyera Corp.	6,562	164,567
Loblaw Cos. Ltd.	6,235	554,222
Magna International, Inc.	7,668	494,073
Metro, Inc.	3,575	192,758
Nutrien Ltd.	8,627	595,582
Parkland Corp.	15,925	435,677
Pembina Pipeline Corp.	6,344	201,225
Power Corp. of Canada	13,527	383,946
Restaurant Brands International, Inc.	3,007	230,622
Rogers Communications, Inc., Class B	4,518	198,191
Royal Bank of Canada	4,395	436,512
Saputo, Inc.	7,182	151,906
Sun Life Financial, Inc.	4,712	248,443
Suncor Energy, Inc.	12,760	399,983
TC Energy Corp.	6,401	229,828
Teck Resources Ltd., Class B	4,288	190,838
TELUS Corp.	11,685	208,443
TFI International, Inc.	1,468	188,763
Thomson Reuters Corp.	1,329	179,724
Toronto-Dominion Bank (The)	6,724	444,231
West Fraser Timber Co., Ltd.	2,328	196,498
WSP Global, Inc.	1,543	212,943

Total Canada		14,537,535

Denmark — 0.9%
Carlsberg A/S, Class B	1,012	152,190
DSV A/S	3,130	628,380
ISS A/S	11,203	226,984
Novo Nordisk A/S, Class B	2,901	468,758
Orsted A/S	2,439	213,326
Vestas Wind Systems A/S*	6,184	166,180

Total Denmark		1,855,818

Finland — 1.1%
Fortum OYJ	64,521	875,703
Kesko OYJ, Class B	8,034	161,169
Kone OYJ, Class B	2,972	152,829
Neste OYJ	4,954	182,759
Nokia OYJ	88,837	350,454
Outokumpu OYJ(a)	30,499	158,314
Stora Enso OYJ, Class R	15,001	184,496
UPM-Kymmene OYJ	5,843	193,910

Total Finland		2,259,634

France — 11.5%
Accor SA	4,286	162,038
Air France-KLM*	218,672	378,642
Air Liquide SA	3,158	568,795
Airbus SE	6,709	991,049
Alstom SA	7,415	227,439
Arkema SA	1,932	208,667
Atos SE*	20,796	216,629
AXA SA	23,008	709,527
BNP Paribas SA	10,435	690,535
Bollore SE	75,920	481,306
Bouygues SA	23,953	860,152
Bureau Veritas SA	5,528	152,250

Schedule of Investments ─ IQ 500 International ETF (continued)
July 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
France (continued)
Capgemini SE	2,537	$461,113
Carrefour SA(a)	44,383	890,117
Cie de Saint-Gobain	12,093	819,720
Cie Generale des Etablissements Michelin SCA	9,119	299,312
Credit Agricole SA	29,391	365,723
Danone SA	6,739	412,592
Dassault Systemes SE	3,972	170,290
Eiffage SA	4,160	433,984
Engie SA	69,018	1,134,738
EssilorLuxottica SA	2,173	438,294
Forvia*	13,302	334,680
Kering SA	479	276,524
Legrand SA	1,838	184,653
L’Oreal SA	1,363	635,974
LVMH Moet Hennessy Louis Vuitton SE	1,925	1,800,012
Orange SA	56,978	646,051
Pernod Ricard SA	847	187,332
Publicis Groupe SA	4,248	343,872
Renault SA	9,905	435,792
Rexel SA	12,377	299,126
Safran SA	2,190	364,505
SCOR SE	6,291	188,455
Societe Generale SA	14,252	388,360
Sodexo SA	5,463	562,207
SPIE SA(a)	6,172	185,638
Technip Energies NV	7,551	172,584
Teleperformance	857	124,488
Thales SA	1,985	297,534
TotalEnergies SE	33,507	2,041,474
Valeo	11,157	252,788
Veolia Environnement SA	16,951	553,203
Vinci SA	14,488	1,705,673
Vivendi SE	25,336	226,881

Total France		23,280,718

Germany — 11.2%
adidas AG	1,708	346,500
Allianz SE	3,705	888,066
Aurubis AG	2,947	277,937
BASF SE	25,336	1,362,349
Bayer AG	11,896	696,979
Bayerische Motoren Werke AG	11,924	1,457,452
Bechtle AG	3,455	152,486
Beiersdorf AG	1,117	145,076
Brenntag SE	4,098	318,446
Continental AG	4,372	350,053
Covestro AG*	6,289	338,584
Daimler Truck Holding AG	13,250	498,889
Deutsche Bank AG	26,241	291,634
Deutsche Lufthansa AG*	45,458	459,998
Deutsche Telekom AG	67,008	1,465,918
DHL Group	53,933	2,778,145
E.ON SE	92,287	1,170,643
Evonik Industries AG	12,866	266,827
Fresenius Medical Care AG & Co. KGaA	11,229	584,608
Fresenius SE & Co. KGaA	22,230	699,260
Hannover Rueck SE	1,195	255,801
Heidelberg Materials AG	4,503	365,904
Infineon Technologies AG	6,774	298,746
KION Group AG	3,897	163,788
LANXESS AG	3,646	123,089
Mercedes-Benz Group AG	15,235	1,220,157
Merck KGaA	2,196	386,907
Muenchener Rueckversicherungs-Gesellschaft AG	1,342	506,918
	Shares	Value
Common Stocks (continued)
Germany (continued)
ProSiebenSat.1 Media SE(a)	14,936	$149,065
RWE AG	9,944	429,011
Salzgitter AG	4,984	173,096
SAP SE	5,898	808,952
Siemens AG	5,824	995,164
Siemens Energy AG*	15,452	262,193
Siemens Healthineers AG	10,373	604,088
Telefonica Deutschland Holding AG	50,379	136,141
thyssenkrupp AG	73,813	588,395
TUI AG*	48,745	395,123
United Internet AG	9,643	144,806
Zalando SE*	3,521	121,897

Total Germany		22,679,091

Hong Kong — 0.8%
AIA Group Ltd.	27,017	268,136
CLP Holdings Ltd.	23,723	193,010
Nine Dragons Paper Holdings Ltd.*	201,418	131,977
Orient Overseas International Ltd.	21,210	353,287
Skyworth Group Ltd.	290,931	132,060
Techtronic Industries Co., Ltd.	13,987	157,918
WH Group Ltd.	589,266	318,861

Total Hong Kong		1,555,249

Ireland — 0.5%
CRH PLC	10,781	645,020
Kerry Group PLC, Class A	1,456	145,056
Smurfit Kappa Group PLC	5,704	227,658

Total Ireland		1,017,734

Israel — 0.2%
ICL Group Ltd.	25,226	168,006
Teva Pharmaceutical Industries Ltd.*	28,186	236,573

Total Israel		404,579

Italy — 3.3%
A2A SpA	170,748	326,721
Assicurazioni Generali SpA	30,554	652,859
Coca-Cola HBC AG*	5,477	161,517
Enel SpA	275,327	1,903,936
Eni SpA	75,132	1,150,104
Hera SpA	81,319	253,194
Intesa Sanpaolo SpA	101,660	294,671
Iveco Group NV*	15,748	149,773
Leonardo SpA	21,293	289,114
Nexi SpA*	17,415	151,188
Poste Italiane SpA(a)	22,516	258,056
Prysmian SpA	4,714	188,406
Saipem SpA*	113,853	182,769
Saras SpA	99,535	142,610
Telecom Italia SpA*	770,582	222,851
UniCredit SpA	10,491	266,037
Unipol Gruppo SpA	27,929	155,998

Total Italy		6,749,804

Japan — 29.3%
Aeon Co., Ltd.	35,586	770,930
AGC, Inc.	4,306	155,656
Aisin Corp.	12,826	416,610
Ajinomoto Co., Inc.	4,419	172,213
Alfresa Holdings Corp.	21,971	350,874

Schedule of Investments ─ IQ 500 International ETF (continued)
July 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
ANA Holdings, Inc.*	9,166	$219,731
Asahi Group Holdings Ltd.	6,708	264,156
Asahi Kasei Corp.	40,696	277,379
Astellas Pharma, Inc.	13,589	198,986
Bridgestone Corp.	7,050	292,410
Canon, Inc.	21,026	543,556
Central Japan Railway Co.	1,495	190,821
Chubu Electric Power Co., Inc.	30,225	379,195
Chugai Pharmaceutical Co., Ltd.	6,919	206,041
Chugoku Electric Power Co., Inc. (The)*	30,134	209,292
Cosmo Energy Holdings Co., Ltd.	6,145	190,344
CyberAgent, Inc.	17,480	110,468
Dai Nippon Printing Co., Ltd.	8,087	229,894
Dai-ichi Life Holdings, Inc.	18,708	382,574
Daiichi Sankyo Co., Ltd.	4,358	133,335
Daikin Industries Ltd.	1,923	388,308
Denso Corp.	8,921	620,414
Dentsu Group, Inc.	6,466	216,261
East Japan Railway Co.	5,097	288,895
Electric Power Development Co., Ltd.	11,049	174,974
ENEOS Holdings, Inc.	228,474	828,797
Fast Retailing Co., Ltd.	1,098	274,809
FUJIFILM Holdings Corp.	3,921	227,593
Fujitsu Ltd.	4,009	518,760
Hakuhodo DY Holdings, Inc.	15,927	183,057
Hankyu Hanshin Holdings, Inc.	5,045	167,634
Hitachi Ltd.	16,059	1,050,933
Honda Motor Co., Ltd.	33,380	1,060,275
Idemitsu Kosan Co., Ltd.	26,301	555,342
Inpex Corp.	17,737	228,766
Isuzu Motors Ltd.	17,775	230,444
ITOCHU Corp.(a)	43,909	1,777,004
Japan Airlines Co., Ltd.	8,428	182,464
Japan Post Bank Co., Ltd.	18,162	151,222
Japan Post Holdings Co., Ltd.	63,395	463,594
Japan Post Insurance Co., Ltd.	11,436	185,006
Japan Tobacco, Inc.	13,341	296,060
JFE Holdings, Inc.	40,790	659,450
JTEKT Corp.	20,442	192,579
Kajima Corp.	28,914	457,072
Kansai Electric Power Co., Inc. (The)	32,471	427,370
Kao Corp.	4,415	167,862
Kawasaki Heavy Industries Ltd.	9,333	237,923
Kawasaki Kisen Kaisha Ltd.	6,425	193,636
KDDI Corp.	22,001	648,354
Keyence Corp.	295	132,385
Kintetsu Group Holdings Co., Ltd.	5,573	187,140
Kirin Holdings Co., Ltd.	12,997	192,330
Kobe Steel Ltd.	31,627	345,475
Komatsu Ltd.	11,868	331,115
Konica Minolta, Inc.	34,529	127,880
Kubota Corp.	15,927	240,396
Kyocera Corp.	4,723	254,101
Kyushu Electric Power Co., Inc.*	34,120	232,053
Lixil Corp.	8,844	113,133
Marubeni Corp.	59,198	1,047,256
Mazda Motor Corp.	25,527	252,521
Medipal Holdings Corp.	25,016	428,994
Mitsubishi Chemical Group Corp.	78,588	469,880
Mitsubishi Corp.	41,351	2,114,407
Mitsubishi Electric Corp.	34,910	503,944
Mitsubishi Heavy Industries Ltd.	12,666	600,048
Mitsubishi Materials Corp.	10,107	180,757
Mitsubishi Motors Corp.	42,684	171,721
Mitsubishi UFJ Financial Group, Inc.	62,507	504,174
Mitsui & Co., Ltd.	34,747	1,355,104
Mitsui Chemicals, Inc.	7,957	228,495
	Shares	Value
Common Stocks (continued)
Japan (continued)
Mitsui OSK Lines Ltd.(a)	8,669	$224,230
Mizuho Financial Group, Inc.	16,493	279,062
MS&AD Insurance Group Holdings, Inc.	8,109	302,033
Murata Manufacturing Co., Ltd.	3,967	232,441
NEC Corp.	11,771	595,095
NIDEC CORP.	3,964	235,837
Nintendo Co., Ltd.	3,862	175,323
Nippon Express Holdings, Inc.	5,968	350,108
Nippon Paint Holdings Co., Ltd.	17,283	158,379
Nippon Sanso Holdings Corp.	8,075	195,055
Nippon Steel Corp.	31,971	730,419
Nippon Telegraph & Telephone Corp.	1,265,273	1,450,683
Nippon Yusen K.K.	15,355	372,635
Nissan Motor Co., Ltd.	147,588	647,152
Nitto Denko Corp.	2,283	162,291
Nomura Holdings, Inc.	36,308	149,878
Nomura Research Institute Ltd.	6,295	178,598
NTT Data Group Corp.	35,206	489,509
Obayashi Corp.	19,834	183,501
Oji Holdings Corp.	47,959	189,365
ORIX Corp.	9,921	190,697
Osaka Gas Co., Ltd.	12,169	191,682
Otsuka Corp.	4,788	199,399
Otsuka Holdings Co., Ltd.	6,765	248,783
Outsourcing, Inc.	14,490	147,929
Pan Pacific International Holdings Corp.	9,733	192,427
Panasonic Holdings Corp.	58,351	722,816
Persol Holdings Co., Ltd.	10,181	201,212
Rakuten Group, Inc.	39,207	153,180
Recruit Holdings Co., Ltd.	18,503	642,422
Renesas Electronics Corp.*	14,315	277,625
Resonac Holdings Corp.	9,686	158,468
Ricoh Co., Ltd.	31,967	284,279
Secom Co., Ltd.	3,339	224,034
Seiko Epson Corp.	12,181	199,973
Sekisui Chemical Co., Ltd.	10,669	162,123
Sekisui House Ltd.(a)	8,502	173,475
Seven & i Holdings Co., Ltd.	24,848	1,030,611
SG Holdings Co., Ltd.	14,359	209,655
Sharp Corp.*(a)	24,968	148,494
Shimizu Corp.	47,847	329,891
Shin-Etsu Chemical Co., Ltd.	10,293	338,971
SoftBank Corp.	59,725	663,331
SoftBank Group Corp.	29,323	1,494,631
Sojitz Corp.	12,591	299,089
Sompo Holdings, Inc.	5,708	252,738
Sony Group Corp.	15,756	1,476,571
Subaru Corp.	14,858	280,940
Sumitomo Chemical Co., Ltd.	90,679	279,606
Sumitomo Corp.	37,429	802,690
Sumitomo Electric Industries Ltd.	24,972	319,883
Sumitomo Forestry Co., Ltd.	7,188	173,477
Sumitomo Metal Mining Co., Ltd.	4,595	158,923
Sumitomo Mitsui Financial Group, Inc.	7,390	348,175
Suntory Beverage & Food Ltd.	4,406	156,945
Suzuken Co., Ltd.	10,496	306,503
Suzuki Motor Corp.	7,874	315,725
T&D Holdings, Inc.	12,257	199,366
Taisei Corp.	8,512	322,675
Takeda Pharmaceutical Co., Ltd.	14,805	452,340
TDK Corp.	7,724	295,576
Tohoku Electric Power Co., Inc.*	48,146	320,736
Tokio Marine Holdings, Inc.	15,944	365,720
Tokyo Electric Power Co., Holdings, Inc.*	163,179	648,903
Tokyo Electron Ltd.	1,824	272,740
Tokyo Gas Co., Ltd.	14,272	323,953
Tokyu Corp.	10,759	136,646

Schedule of Investments ─ IQ 500 International ETF (continued)
July 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
TOPPAN, Inc.	13,443	$316,206
Toray Industries, Inc.	44,032	246,440
Toshiba Corp.	8,151	263,267
Toyota Boshoku Corp.	9,405	171,379
Toyota Industries Corp.	4,793	346,116
Toyota Motor Corp.	139,811	2,347,896
Toyota Tsusho Corp.	20,480	1,195,676
West Japan Railway Co.	4,253	174,903
Yamada Holdings Co., Ltd.	47,818	144,585
Yamaha Motor Co., Ltd.	6,484	189,847
Yamato Holdings Co., Ltd.	14,626	274,032
Z Holdings Corp.	101,706	283,328
Zensho Holdings Co., Ltd.	5,710	304,429

Total Japan		59,418,358

Luxembourg — 0.8%
APERAM SA	3,974	125,838
ArcelorMittal SA	42,053	1,219,411
Eurofins Scientific SE(a)	2,751	189,812

Total Luxembourg		1,535,061

Netherlands — 3.3%
Aegon NV	36,367	198,236
Akzo Nobel NV	2,261	193,845
ASML Holding NV	608	437,202
Ferrovial SE	5,785	192,240
Heineken Holding NV	4,717	387,714
Heineken NV	3,699	363,542
ING Groep NV	13,823	202,394
Koninklijke Ahold Delhaize NV	27,439	949,485
Koninklijke Philips NV*	15,486	322,836
NN Group NV	4,452	171,210
OCI NV*	4,858	138,618
Randstad NV	8,877	521,468
Shell PLC	70,399	2,143,102
Universal Music Group NV	10,386	267,153
Wolters Kluwer NV	1,246	156,885

Total Netherlands		6,645,930

Norway — 1.2%
Aker BP ASA	5,695	159,481
Equinor ASA	61,748	1,882,379
Norsk Hydro ASA	42,684	280,158
Telenor ASA	17,723	190,080

Total Norway		2,512,098

Portugal — 0.4%
EDP - Energias de Portugal SA	47,812	224,039
Galp Energia SGPS SA	21,875	291,831
Jeronimo Martins SGPS SA	13,237	361,358

Total Portugal		877,228

Singapore — 0.6%
DBS Group Holdings Ltd.	5,993	154,632
Jardine Cycle & Carriage Ltd.	8,868	228,946
Oversea-Chinese Banking Corp., Ltd.	20,266	202,996
Singapore Airlines Ltd.	41,103	233,096
Singapore Telecommunications Ltd.	98,359	197,044
	Shares	Value
Common Stocks (continued)
Singapore (continued)
STMicroelectronics NV	5,464	$292,933

Total Singapore		1,309,647

Spain — 3.0%
Acciona SA	1,227	184,458
Acerinox SA	15,313	161,607
ACS Actividades de Construccion y Servicios SA	19,374	679,059
Banco Bilbao Vizcaya Argentaria SA	48,037	381,864
Banco Santander SA	174,852	710,115
Cia de Distribucion Integral Logista Holdings SA	8,824	246,335
Endesa SA	19,424	417,289
Iberdrola SA	59,272	742,052
Industria de Diseno Textil SA	14,255	547,103
Mapfre SA(a)	82,438	171,876
Naturgy Energy Group SA(a)	13,836	423,170
Repsol SA	41,494	635,913
Sacyr SA	48,646	166,696
Telefonica SA	163,102	697,192

Total Spain		6,164,729

Sweden — 1.7%
Assa Abloy AB, B Shares	6,851	164,959
Atlas Copco AB, A Shares	14,813	211,040
Boliden AB	3,785	111,704
Electrolux AB, B Shares	11,597	143,479
Essity AB, B Shares	7,479	185,703
H & M Hennes & Mauritz AB, B Shares(a)	17,715	298,074
Sandvik AB	7,298	148,495
Securitas AB, B Shares(a)	31,352	267,227
Skanska AB, B Shares	10,175	162,490
SKF AB, B Shares	7,076	135,089
SSAB AB, B Shares(a)	22,635	138,600
Telefonaktiebolaget LM Ericsson, B Shares	80,189	403,635
Telia Co. AB(a)	61,755	133,002
Volvo AB, B Shares	29,539	652,346
Volvo Car AB, B Shares*	63,776	315,617

Total Sweden		3,471,460

Switzerland — 2.4%
ABB Ltd.	10,613	426,797
Adecco Group AG	12,390	506,120
Alcon, Inc.	2,189	186,968
Cie Financiere Richemont SA, Class A	1,330	215,261
DSM-Firmenich AG	1,254	138,951
Kuehne + Nagel International AG	2,439	766,434
Novartis AG	10,245	1,076,325
Schindler Holding AG - Participating Certificate	717	174,690
Sika AG	641	200,171
Swiss Life Holding AG	268	170,907
Swisscom AG	315	203,641
UBS Group AG	20,595	457,944
Zurich Insurance Group AG	596	289,320

Total Switzerland		4,813,529

United Kingdom — 7.9%
Associated British Foods PLC	11,517	303,777
AstraZeneca PLC	4,696	675,872
BAE Systems PLC	35,513	425,584
Balfour Beatty PLC	42,198	189,704

Schedule of Investments ─ IQ 500 International ETF (continued)
July 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Barclays PLC	127,343	$253,896
BP PLC	234,611	1,457,999
British American Tobacco PLC	15,646	526,526
BT Group PLC(a)	235,862	370,237
Bunzl PLC	5,892	218,938
Centrica PLC	281,791	500,524
CK Hutchison Holdings Ltd.	76,665	472,846
Compass Group PLC	29,774	776,520
Computacenter PLC	7,519	212,255
DCC PLC	5,207	302,219
Diageo PLC	6,741	294,677
Drax Group PLC	18,884	146,949
DS Smith PLC	41,412	164,964
easyJet PLC*	22,590	131,463
Entain PLC	10,766	191,990
Hays PLC	146,766	202,056
HSBC Holdings PLC	74,420	618,850
Imperial Brands PLC	13,402	317,198
Inchcape PLC	14,855	156,442
International Distributions Services PLC*	99,292	340,849
ITV PLC	148,174	137,915
J Sainsbury PLC	129,000	460,424
JD Sports Fashion PLC	76,807	155,845
JET2 PLC	9,803	141,771
John Wood Group PLC*	59,442	113,039
Johnson Matthey PLC	10,002	231,773
Kingfisher PLC	66,403	209,920
Lloyds Banking Group PLC	308,370	178,287
Marks & Spencer Group PLC*	87,921	233,375
National Grid PLC	24,589	326,341
NatWest Group PLC	51,262	161,132
Pearson PLC	14,544	161,793
Reckitt Benckiser Group PLC	3,303	248,104
RELX PLC	8,034	270,829
Rolls-Royce Holdings PLC*	139,427	331,610
Serco Group PLC	80,144	160,142
SSE PLC	8,101	175,683
Standard Chartered PLC	24,635	236,901
Tesco PLC	270,621	898,344
Unilever PLC	18,874	1,017,755
Vodafone Group PLC	657,702	629,852
WPP PLC	30,787	337,338

Total United Kingdom		16,070,508

United States — 4.3%
CSL Ltd.	1,070	193,608
Experian PLC	5,371	207,940
GSK PLC	37,913	675,420
Haleon PLC	56,079	242,655
Holcim AG*	7,284	509,212
Nestle SA	15,401	1,898,897
Roche Holding AG	5,403	1,686,626
Sanofi	7,553	808,521
Schneider Electric SE	2,863	511,495
Stellantis NV	63,915	1,313,831
Swiss Re AG	2,796	293,195
Tenaris SA	13,209	220,347
Waste Connections, Inc.	1,108	156,766

Total United States		8,718,513

Total Common Stocks
(Cost $185,719,128)		198,956,436
	Shares	Value
Preferred Stocks — 1.4%
Germany — 1.4%
Dr Ing hc F Porsche AG, 0.90%	2,938	$360,208
Henkel AG & Co. KGaA, 2.66%	4,338	335,661
Volkswagen AG, 23.19%	15,547	2,066,557

Total Germany		2,762,426

Total Preferred Stocks
(Cost $3,466,257)		2,762,426

Investment Companies — 0.2%

International Equity Core Funds — 0.2%
iShares Core MSCI EAFE ETF(a)
(Cost $467,393)	6,797	472,731

Short-Term Investments — 2.7%
Money Market Funds — 2.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.20%(b)(c)	5,265,613	5,265,613
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.30%(b)	161,750	161,750
Total Short-Term Investments
(Cost $5,427,363)		5,427,363

Total Investments — 102.4%
(Cost $195,080,141)		207,618,956
Other Assets and Liabilities, Net — (2.4)%		(4,850,070)
Net Assets — 100.0%		$202,768,886

		% of
Industry	Value	Net Assets
Industrials	$46,081,998	22.7%
Consumer Discretionary	28,239,610	13.9
Materials	21,580,114	10.7
Consumer Staples	20,204,611	10.0
Financials	19,342,106	9.5
Energy	17,566,010	8.7
Utilities	13,801,169	6.8
Communication Services	13,160,979	6.5
Health Care	12,847,950	6.3
Information Technology	8,894,315	4.4
Money Market Funds	5,427,363	2.7
Investment Companies	472,731	0.2
Total Investments	$207,618,956	102.4%
Other Assets and Liabilities, Net	(4,850,070)	(2.4)
Total Net Assets	$202,768,886	100.0%

Schedule of Investments ─ IQ 500 International ETF (continued)
July 31, 2023 (unaudited)

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $5,710,287; total market value of collateral held by the Fund was $9,592,002. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $4,326,389.
(b)	Reflects the 1-day yield at July 31, 2023.
(c)	Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$198,956,436	$—	$—	$198,956,436
Investment Companies	472,731	—	—	472,731
Preferred Stocks	2,762,426	—	—	2,762,426
Short-Term Investments:
Money Market Funds	5,427,363	—	—	5,427,363
Total Investments in Securities	$207,618,956	$—	$—	$207,618,956

(d)	For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended July 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.